Allowance for Loan Losses (the Allowance) (Tables)	12 Months Ended
Dec. 31, 2019
Allowance for Loan Losses (the Allowance)
Roll-forward of allowance for loan and lease losses by portfolio segment

	Balance,				Balance,
(dollars in thousands)	December 31, 2018	Charge-offs	Recoveries	Provision	December 31, 2019
Commercial mortgage	$3,209	—	237	(20)	3,426
Home Equity lines and loans	323	—	10	9	342
Residential mortgage	191	—	5	(17)	179
Construction	1,627	—	—	735	2,362
Commercial and industrial	2,612	(30)	333	(231)	2,684
Small business loans	78	—	—	431	509
Consumer	3	—	4	(1)	6
Leases	10	—	—	(5)	5
Total	$8,053	(30)	589	901	9,513

	Balance,				Balance,
(dollars in thousands)	December 31, 2017	Charge-offs	Recoveries	Provision	December 31, 2018
Commercial mortgage	$2,434	—	7	768	3,209
Home Equity lines and loans	280	(221)	18	246	323
Residential mortgage	82	—	61	48	191
Construction	1,689	—	—	(62)	1,627
Commercial and industrial	2,097	(244)	142	617	2,612
Small business loans	117	—	—	(39)	78
Consumer	5	—	4	(6)	3
Leases	5	—	—	5	10
Total	$6,709	(465)	232	1,577	8,053

Schedule of allocation of the allowance for loan and lease losses

The following table details the allocation of the Allowance and the carrying value for loans and leases by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2019 respectively:

	Allowance on loans and leases			Carrying value of loans and leases
	Individually	Collectively		Individually	Collectively
December 31, 2019	evaluated	evaluated		evaluated	evaluated
(dollars in thousands)	for impairment	for impairment	Total	for impairment	for impairment	Total
Commercial mortgage	$—	3,426	3,426	$2,138	360,452	362,590
Home Equity lines and loans	46	296	342	536	81,047	81,583
Residential mortgage	—	179	179	854	42,265	43,119
Construction	—	2,362	2,362	1,247	170,797	172,044
Commercial and industrial	27	2,657	2,684	1,288	272,013	273,301
Small business loans	63	446	509	1,244	20,372	21,616
Consumer	—	6	6	—	1,003	1,003
Leases	—	5	5	—	697	697
Total	$136	9,377	9,513	$7,307	948,646	955,953	(1)

(1)	Excludes deferred fees and loans carried at fair value.

The following table details the allocation of the Allowance and the carrying value for loans and leases by portfolio segment based on the methodology used to evaluate the loans and leases for impairment as of December 31, 2018 respectively:

	Allowance on loans and leases			Carrying value of loans and leases
	Individually	Collectively		Individually	Collectively
December 31, 2018	evaluated	evaluated		evaluated	evaluated
(dollars in thousands)	for impairment	for impairment	Total	for impairment	for impairment	Total
Commercial mortgage	$—	3,209	3,209	$1,929	323,464	325,393
Home Equity lines and loans	—	323	323	83	82,203	82,286
Residential mortgage	—	191	191	969	40,969	41,938
Construction	—	1,627	1,627	1,281	115,625	116,906
Commercial and industrial	103	2,509	2,612	443	253,607	254,050
Small business loans	—	78	78	1,094	4,662	5,756
Consumer	—	3	3	—	701	701
Leases	—	10	10	—	1,335	1,335
Total	$103	7,950	8,053	$5,799	822,566	828,365	(1)

Excludes deferred fees and loans carried at fair value.

Schedule of carrying value of loans and leases by portfolio segment based on the credit quality indicators

December 31, 2019		Special
(dollars in thousands)	Pass	mention	Substandard	Doubtful	Total
Commercial mortgage	$353,724	5,821	3,045	—	362,590
Home equity lines and loans	81,046	—	537	—	81,583
Construction	170,823	1,221	—	—	172,044
Commercial and industrial	251,320	9,648	12,333	—	273,301
Small business loans	20,351	—	1,265	—	21,616
Total	$877,264	16,690	17,180	—	911,134

December 31, 2018		Special
(dollars in thousands)	Pass	mention	Substandard	Doubtful	Total
Commercial mortgage	$320,130	3,713	1,550	—	325,393
Home equity lines and loans	82,121	—	165	—	82,286
Construction	114,249	2,657	—	—	116,906
Commercial and industrial	234,813	12,590	6,617	30	254,050
Small business loans	4,368	30	1,358	—	5,756
Total	$755,681	18,990	9,690	30	784,391

Schedule of allocations based on the credit quality indicators

	December 31, 2019			December 31, 2018
(dollars in thousands)	Performing	Nonperforming	Total	Performing	Nonperforming	Total
Residential mortgage	$42,265	854	43,119	$40,969	969	41,938
Consumer	1,003	—	1,003	701	—	701
Leases	697	—	697	1,335	—	1,335
Total	$43,965	854	44,819	$43,005	969	43,974

Schedule of recorded investment and principal balance of impaired loans

	At December 31, 2019				At December 31, 2018
				Average				Average
	Recorded	Principal	Related	recorded	Recorded	Principal	Related	recorded
(dollars in thousands)	investment	balance	allowance	investment	investment	balance	allowance	investment
Impaired loans with related allowance:
Commercial mortgage	$—	—	—	—	—	—	—	—
Commercial and industrial	617	617	27	622	676	679	103	680
Small business loans	1,002	1,002	63	1,027	—	—	—	—
Home equity lines and loans	461	461	46	462	—	—	—	—
Residential mortgage	—	—	—	—	—	—	—	—
Construction	—	—	—	—	—	—	—	—
Total	2,080	2,080	136	2,111	676	679	103	680
Impaired loans without related allowance:
Commercial mortgage	$2,138	2,173	—	2,162	1,929	2,379	—	1,982
Commercial and industrial	671	718	—	693	598	682	—	618
Small business loans	242	242	—	250	263	263	—	267
Home equity lines and loans	75	75	—	76	83	89	—	84
Residential mortgage	854	854	—	855	969	978	—	978
Construction	1,247	1,248	—	1,262	1,281	1,281	—	1,293
Total	5,227	5,310	—	5,298	5,123	5,672	—	5,222
Grand Total	$7,307	7,390	136	7,409	5,799	6,351	103	5,902

Schedule of balances of TDRs

	December 31,	December 31,
(dollars in thousands)	2019	2018
TDRs included in nonperforming loans and leases	$319	1,219
TDRs in compliance with modified terms	3,599	3,047
Total TDRs	$3,918	4,266

Schedule of loan and lease modifications granted

	For the Year Ended December 31, 2018
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded	Related
(dollar in thousands)	Contracts	Investment	Investment	Allowance
Real Estate:
Commercial mortgage	1	$796	$796	$—
Land and Construction	1	1,628	1,628	—
Commercial and industrial	2	282	282	63
Small business loans	1	267	267
Total	5	$2,973	$2,973	$63

Schedule of type of number of contracts by type of loan and lease modifications

	For the Year Ended
	December 31, 2018
		Interest Rate
	Loan Term	Change and Loan
	Extension	Term Extension
Real Estate:
Commercial Mortgage	1	—
Land and Construction	1	—
Commercial and industrial	1	1
Small business loans	1	—
Total	4	1